EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF ANTI DILUTIVE SECURITIES

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	For the Years Ended December 31,
	2022	2021
Convertible notes payable	11,726,940	5,489,940
Warrants to purchase shares of common stock	15,192,493	7,992,558
Total potentially dilutive shares	26,919,433	13,482,498

SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2022	2021

Net loss attributable to the common stockholders	$(2,929,817)	$(3,004,619)

Basic weighted average outstanding shares of common stock	37,396,591	36,396,594
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	37,396,591	36,396,594

Loss per share:
Basic and diluted	$(0.08)	$(0.08)